Disposal of Qingtian International School	12 Months Ended
Dec. 31, 2024
Disposal of Qingtian International School [Abstract]
Disposal of Qingtian International School
4.	Disposal of Qingtian International School

On December 31, 2023, the Group transferred 100% sponsorship interests of Qingtian International School to a related party Zhejiang Lishui Qiaoxiang Education Consulting Service Co., LTD (“Qiaoxiang Education”) which is a related party as an entity affiliated with Mr. Biao Wei, for a consideration of RMB23.2 million. Therefore, the Group was no longer able to operate and exert control over the subsidiary since the disposal date.

This disposal of Qingtian International School did not constitute a strategic shift that will have a major effect on the Group’s operations and financial results, so it was not reported as “discontinued operations”. As the disposal of Qingtian International School was under common control, the Group recognized additional paid-in capital of RMB3.7 million.

The deconsolidated subsidiary had assets and liabilities on disposal date as the following:

Amount in RMB
2023
Consideration	23,161,000
Less:
Total assets as of deconsolidated date	9,783,831
Goodwill gained from acquisition	26,644,407
Total liabilities as of deconsolidated date	(16,993,833)
Total gain from deconsolidation recorded in additional paid-in capital	3,726,595